FundX Investment Trust
235 Montgomery Street, Suite 1049
San Francisco, California 94104-3008

May 24, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	FundX Investment Trust (the “Trust”) SEC File Numbers: 333-194652; 811-22951
Re: FundX Tactical Upgrader Fund
FundX Conservative Upgrader Fund

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Form N-14 for the purpose of reorganizing a series of the Trust into a separate series within the Trust. Specifically, the Trust is proposing to reorganize the FundX Tactical Upgrader Fund into the FundX Conservative Upgrader Fund. Because the Reorganization is being contemplated in accordance with Rule 17a-8 under the Investment Company Act of 1940, the Trust is not seeking the approval of shareholders to complete the Reorganization. Rather this Form N-14 will be mailed to shareholders in the form of an Information Statement/Prospectus. It is anticipated that this Registration Statement will become effective on June 24, 2019, the 30th day after filing pursuant to Rule 488 under the 1933 Act.

If you have any questions regarding the enclosed, please do not hesitate to contact Scott Resnick at (626) 914-7372.

Sincerely,

/s/ Jeff Smith

Jeff Smith
President, FundX Investment Trust

cc:    Steven G. Cravath, Cravath & Associates, LLC